Average Annual Total Returns - Class P Shares - Goldman Sachs Equity Income Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Value Index (reflects no deduction for fees or expenses) Since Inception
Total	3.81%	8.23%	Apr. 17, 2018	3.29%	7.26%	2.52%	6.27%	2.79%	7.11%